Shareholders' equity - stock options outstanding and exercisable by range of exercise price (Details) Options in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 Options	Jun. 30, 2021 Options	Jun. 30, 2022 $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding and exercisable	1,207,908	1,587,310		261,252	167,871	642,600
Weighted average remaining contractual life	2 years 8 months 15 days	3 years 7 days
$3.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding and exercisable | $				23,299	23,586
Weighted average remaining contractual life	6 months	1 year 6 months
$3.01 - $5.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			$ 3.01
$3.01 - $5.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			5.00
$5.01 - $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding and exercisable | $				51,881	68,535
Weighted average remaining contractual life	1 year 5 months 26 days	2 years 6 months 14 days
$5.01 - $10.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			5.01
$5.01 - $10.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			10.00
$10.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding and exercisable | $				104,313	75,750
Weighted average remaining contractual life	2 years 11 months 4 days	3 years 11 months 1 day
$10.01 - $15.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			10.01
$10.01 - $15.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			15.00
$15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding and exercisable | $				45,808
Weighted average remaining contractual life	4 years	0 years
$15.01 - $18.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			15.01
$15.01 - $18.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			18.00
$18.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding and exercisable | $				35,951
Weighted average remaining contractual life	3 years 7 months 9 days	0 years
$18.01 - $27.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			18.01
$18.01 - $27.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price			$ 27.00